May 01, 2018
VOYA INVESTORS TRUST
Voya Limited Maturity Bond Portfolio
(the “Portfolio”)
Supplement dated July 25, 2018
To the Portfolio’s Adviser Class, Institutional Class, and Service Class shares Prospectus dated May 1, 2018
(the “Prospectus”)
Effective July 25, 2018, the Portfolio’s Prospectus is revised as follows:
1.	The sub-section entitled “Performance Information – Average Annual Total Returns” of the Portfolio‘s Prospectus is deleted and replaced with the following:
Average Annual Total Returns %
(for the periods ended December 31, 2017)
		1 Yr	5 Yrs	10 Yrs	Since Inception	Inception Date
Class ADV	%	0.94	0.53	1.32	N/A	04/28/06
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index[2]	%	0.84	0.84	1.85	N/A
Class I	%	1.45	1.12	1.95	N/A	04/29/05
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index[2]	%	0.84	0.84	1.85	N/A
Class S	%	1.20	0.89	1.70	N/A	01/24/89
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index[2]	%	0.84	0.84	1.85	N/A
1	The Portfolio has selected a new class for the Calendar Year Total Returns bar chart to display the class with the highest Total Annual Portfolio Operating Expenses after Waivers and Reimbursements and with 10 years or more of calendar year total returns.
2	The index returns do not reflect deductions for fees, expenses, or taxes.